RELATED PARTY TRANSACTIONS (Details)				3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2021 USD ($) $ / shares shares	Jan. 13, 2021 shares	Jun. 05, 2020 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) D $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($) shares	May 01, 2022 USD ($)
Related Party Transaction [Line Items]
General and administrative expenses | $				$ 4,114,099	$ 354,645	$ 8,024,753	$ 768,162	$ 13,845	$ 7,342,712	$ 6,461,616
Due to related party | $				$ 501,512		$ 501,512			$ 60,921	$ 46,900
Class A Ordinary Shares included as part of the units
Related Party Transaction [Line Items]
Consideration received on issuance of warrants | $	$ 23,000,000.0
Number of securities called by warrants or rights	1
Exercise price of warrants or rights (in dollars per share) | $ / shares	$ 11.50
Class B Ordinary Shares
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)				25,000,000		25,000,000			25,000,000	25,000,000
Shares forfeited during period (in shares)	12,500
Founder Shares
Related Party Transaction [Line Items]
Percent of equity issued and outstanding held by related party			20.00%
Period subsequent to business combination						1 year			1 year
Stock price trigger (in dollars per share) | $ / shares				$ 12.00		$ 12.00			$ 12.00
Threshold trading days | D						20			20
Threshold trading day period | D						30			30
Minimum trigger period | D						150			150
Private Placement
Related Party Transaction [Line Items]
Number of warrants issued (in shares)	15,333,333
Private Placement | Class A Ordinary Shares included as part of the units
Related Party Transaction [Line Items]
Number of warrants issued (in shares)	15,333,333
Over-Allotment Option | Class A Ordinary Shares included as part of the units
Related Party Transaction [Line Items]
Number of warrants issued (in shares)	1,733,333
Consideration received on issuance of warrants | $	$ 23,000,000.0
Director One | Founder Shares
Related Party Transaction [Line Items]
Stock issued during period		50,000
Director Two | Founder Shares
Related Party Transaction [Line Items]
Stock issued during period		50,000
Director Three | Founder Shares
Related Party Transaction [Line Items]
Stock issued during period		50,000
Directors | Founder Shares
Related Party Transaction [Line Items]
Stock issued during period		150,000
Related Party
Related Party Transaction [Line Items]
Due to related party | $									$ 60,921
Related Party | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)	25,012,500
Sponsor | Related Party
Related Party Transaction [Line Items]
Proceeds from contributions from affiliates | $			$ 25,000			$ 25,000
Promissory note and working capital loan | $				$ 2,500,000		2,500,000
Due to related party | $				$ 278,085		$ 278,085
Sponsor | Related Party | Working Capital Loan
Related Party Transaction [Line Items]
Number of securities called by warrants or rights				1,500,000		1,500,000
Exercise price of warrants or rights (in dollars per share) | $ / shares				$ 1.50		$ 1.50
Promissory note and working capital loan | $				$ 2,500,000		$ 2,500,000			$ 1,500,000
Sponsor | Related Party | Working Capital Loan | Revolving Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Working capital loan, maximum borrowing capacity | $											$ 2,500,000
Sponsor | Related Party | Founder Shares
Related Party Transaction [Line Items]
Share issued during period, subject to forfeiture (up to)			3,262,500
Conversion ratio						1
Affiliate Of The Sponsor | Related Party | Monthly Fee For General And Administrative Services
Related Party Transaction [Line Items]
Amount of transaction, monthly fee | $						$ 16,667
General and administrative expenses | $				$ 50,001		$ 100,002